Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Net sales	$ 2,782	$ 2,577	$ 5,467	$ 5,028
Percentage of entity's revenue (as a percent)	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales	$ 1,241	$ 1,160	$ 2,469	$ 2,297
Percentage of entity's revenue (as a percent)	45.00%	45.00%	45.00%	46.00%
International
Disclosure of geographical areas [line items]
Net sales	$ 1,541	$ 1,417	$ 2,998	$ 2,731
Percentage of entity's revenue (as a percent)	55.00%	55.00%	55.00%	54.00%